Business Combination - Additional Information (Detail) (USD $)				0 Months Ended	12 Months Ended		12 Months Ended				0 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose)	Dec. 31, 2013 Ambrose Employer Group, LLC (Ambrose)	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose)	Dec. 31, 2013 Ambrose Employer Group, LLC (Ambrose) General and Administrative Expense [Member]	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose) Customer Contracts	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose) Trademarks	Jul. 01, 2013 Ambrose Employer Group, LLC (Ambrose) Non-compete Agreements	Oct. 24, 2012 SOI Holdings Inc	Dec. 31, 2013 SOI Holdings Inc	Dec. 31, 2012 SOI Holdings Inc	Dec. 31, 2012 SOI Holdings Inc General and Administrative Expense [Member]	Oct. 24, 2012 SOI Holdings Inc Customer Contracts	Oct. 24, 2012 SOI Holdings Inc Trademarks	Oct. 24, 2012 SOI Holdings Inc Identified intangible assets	Oct. 24, 2012 SOI Holdings Inc Other acquired in the transaction	Apr. 26, 2012 210 Park Avenue Holding, Inc. (Accord)	Dec. 31, 2013 210 Park Avenue Holding, Inc. (Accord)	Dec. 31, 2012 210 Park Avenue Holding, Inc. (Accord) General and Administrative Expense [Member]	May 03, 2012 App7, Inc. (ExpenseCloud)	Dec. 31, 2013 App7, Inc. (ExpenseCloud)	Dec. 31, 2012 App7, Inc. (ExpenseCloud)
Business Acquisition [Line Items]
Ownership percentage acquired						100.00%					100.00%								100.00%			100.00%
Consideration transferred				$ 194,998,000							$ 195,774,000								$ 25,500,000			$ 2,700,000
Goodwill	288,857,000	288,857,000	195,966,000			98,918,000					164,616,000	159,500,000							17,000,000	16,300,000		2,000,000	1,800,000
Estimated fair value of acquired identifiable other intangible asset						94,380,000		90,400,000	2,600,000	1,400,000	81,500,000				68,000,000	13,500,000			13,800,000			1,200,000
Acquisition-related costs							400,000							600,000							1,000,000
Revenue from acquired entity					134,500,000								17,200,000											3,200,000
Net income (loss) from acquired entity since acquisition date					1,600,000								(1,400,000)											27,700,000
Deferred tax liabilities											58,000,000	31,300,000					31,300,000			6,200,000			400,000
Deferred tax liabilities, current	25,406,000	16,535,000	33,960,000														100,000	17,300,000
Deferred tax liabilities, non-current	2,292,000	8,888,000	18,026,000														31,200,000	9,400,000
Decrease in goodwill												(5,100,000)								(700,000)			(200,000)
Cash and cash equivalents acquired						442,000					700,000								2,100,000
Contingent payments expected to be paid																						1,300,000
Contingent payments made																								$ 1,200,000